Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Basic Value V.I. Fund
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.5%
L3Harris Technologies, Inc. ............. 36,050 $ 7,682,255
RTX Corp. ........................ 73,360 7,154,801
14,837,056
Automobile Components — 0.5%
Lear Corp. ........................ 11,173 1,618,744
Automobiles — 2.2%
General Motors Co. .................. 162,903 7,387,651
Banks — 10.9%
Citigroup, Inc.
(a)
..................... 185,751 11,746,893
First Citizens BancShares, Inc. , Class A ..... 4,806 7,857,810
JPMorgan Chase & Co. ............... 26,990 5,406,097
Wells Fargo & Co. ................... 190,319 11,030,889
36,041,689
Broadline Retail — 2.3%
Alibaba Group Holding Ltd. , ADR ......... 78,435 5,675,556
Amazon.com, Inc.
(b)
.................. 10,410 1,877,756
7,553,312
Building Products — 1.6%
Johnson Controls International plc ........ 79,880 5,217,762
Capital Markets — 1.9%
Carlyle Group, Inc. (The)
(a)
.............. 76,306 3,579,514
UBS Group AG (Registered) ............ 84,791 2,610,794
6,190,308
Chemicals — 1.2%
International Flavors & Fragrances, Inc. ..... 46,064 3,961,043
Communications Equipment — 1.4%
Cisco Systems, Inc. .................. 90,049 4,494,346
Consumer Staples Distribution & Retail — 1.7%
Dollar General Corp. ................. 7,332 1,144,232
Dollar Tree, Inc.
(b)
.................... 34,539 4,598,868
5,743,100
Containers & Packaging — 1.9%
Sealed Air Corp. .................... 167,881 6,245,173
Diversified Telecommunication Services — 2.1%
AT&T, Inc. ......................... 108,140 1,903,264
Verizon Communications, Inc. ........... 116,230 4,877,011
6,780,275
Electric Utilities — 1.4%
American Electric Power Co., Inc. ......... 53,891 4,640,015
Electrical Equipment — 1.3%
Sensata Technologies Holding plc ......... 113,567 4,172,452
Electronic Equipment, Instruments & Components — 1.5%
Zebra Technologies Corp. , Class A
(b)
....... 16,352 4,929,147
Financial Services — 3.9%
Equitable Holdings, Inc. ............... 68,024 2,585,592
Fidelity National Information Services, Inc. ... 105,099 7,796,244
Visa, Inc. , Class A ................... 8,690 2,425,205
12,807,041
Food Products — 3.2%
Kraft Heinz Co. (The) ................. 218,370 8,057,853
Mondelez International, Inc. , Class A ....... 36,340 2,543,800
10,601,653
Security
Shares
Shares Value
Ground Transportation — 0.5%
Union Pacific Corp. .................. 7,380 $ 1,814,963
Health Care Equipment & Supplies — 4.7%
Baxter International, Inc. ............... 180,160 7,700,038
Koninklijke Philips NV , ADR
(a) (b)
........... 89,388 1,787,760
Medtronic plc ...................... 71,150 6,200,723
15,688,521
Health Care Providers & Services — 7.4%
Cardinal Health, Inc. .................. 81,690 9,141,111
Cigna Group (The) ................... 21,142 7,678,563
Elevance Health, Inc. ................. 3,220 1,669,699
Humana, Inc. ...................... 12,706 4,405,424
Laboratory Corp. of America Holdings ...... 6,904 1,508,248
24,403,045
Household Durables — 1.3%
Sony Group Corp. , ADR ............... 51,700 4,432,758
Insurance — 5.6%
American International Group, Inc. ........ 84,657 6,617,638
Fidelity National Financial, Inc. , Class A
(a)
.... 123,175 6,540,593
Prudential plc , ADR .................. 63,890 1,231,160
Willis Towers Watson plc ............... 14,630 4,023,250
18,412,641
IT Services — 0.9%
Cognizant Technology Solutions Corp. , Class A 41,068 3,009,874
Life Sciences Tools & Services — 0.7%
Fortrea Holdings, Inc.
(b)
................ 54,464 2,186,185
Machinery — 1.5%
CNH Industrial NV ................... 233,154 3,021,676
Fortive Corp. ....................... 23,140 1,990,503
5,012,179
Media — 4.3%
Comcast Corp. , Class A ............... 137,928 5,979,179
Fox Corp. , Class A ................... 46,340 1,449,052
WPP plc .......................... 717,060 6,795,677
14,223,908
Multi-Utilities — 1.7%
Public Service Enterprise Group, Inc. ...... 24,804 1,656,411
Sempra .......................... 54,850 3,939,876
5,596,287
Oil, Gas & Consumable Fuels — 7.8%
BP plc , ADR ....................... 207,191 7,806,957
Chevron Corp.
(a)
.................... 26,320 4,151,717
Enterprise Products Partners LP
(a)
........ 58,230 1,699,151
Hess Corp. ........................ 10,640 1,624,089
Shell plc .......................... 214,400 7,113,685
Suncor Energy, Inc. .................. 89,760 3,313,042
25,708,641
Personal Care Products — 1.4%
Unilever plc , ADR
(a)
.................. 95,171 4,776,632
Pharmaceuticals — 2.8%
AstraZeneca plc .................... 10,801 1,451,048
Bayer AG (Registered) ................ 85,788 2,627,221
Sanofi SA , ADR
(a)
.................... 107,977 5,247,682
9,325,951
Professional Services — 5.8%
Dun & Bradstreet Holdings, Inc. .......... 573,100 5,753,924
Leidos Holdings, Inc. ................. 49,606 6,502,850

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Professional Services (continued)
SS&C Technologies Holdings, Inc. ........ 105,067 $ 6,763,163
19,019,937
Specialty Retail — 0.6%
Ross Stores, Inc. .................... 13,606 1,996,817
Technology Hardware, Storage & Peripherals — 4.0%
Samsung Electronics Co. Ltd. ........... 106,707 6,531,221
Western Digital Corp.
(b)
................ 97,620 6,661,589
13,192,810
Textiles, Apparel & Luxury Goods — 2.7%
Ralph Lauren Corp. , Class A ............ 9,001 1,690,028
Swatch Group AG (The) , ADR ........... 204,940 2,366,647
Tapestry, Inc. ....................... 104,930 4,982,076
9,038,751
Tobacco — 1.5%
British American Tobacco plc , ADR ........ 165,460 5,046,530
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc. , Class B ..... 1,870 76,620
Total Common Stocks — 98 .7%
(Cost: $ 288,625,229 ) .............................. 326,183,817
Security
Shares
Shares Value
Investment Companies
SPDR S&P Biotech ETF
(a)
.............. 32,220 $ 3,057,356
Total Investment Companies — 0 .9%
(Cost: $ 2,536,230 ) ............................... 3,057,356
Total Long-Term Investments — 99.6%
(Cost: $ 291,161,459 ) .............................. 329,241,173
Short-Term Securities
Money Market Funds — 5.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 17,115,408 17,123,965
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,563,697 1,563,697
Total Short-Term Securities — 5 .7%
(Cost: $ 18,687,663 ) ............................... 18,687,662
Total Investments — 105 .3%
(Cost: $ 309,849,122 ) .............................. 347,928,835
Liabilities in Excess of Other Assets — (5.3) % ............. (17,479,937)
Net Assets — 100.0% ...............................
$ 330,448,898
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 17,125,190
(a)
$ — $ (1,225) $ — $ 17,123,965 17,115,408 $ 30,475
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 3,232,316 — (1,668,619)
(a)
— — 1,563,697 1,563,697 26,169 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 36,163,245 — (36,156,100)
(a)
(7,561) 416 — — — —
$ (8,786) $ 416 $ 18,687,662 $ 56,644 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Basic Value V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 14,837,056 $ — $ — $ 14,837,056
Automobile Components .................................. 1,618,744 — — 1,618,744
Automobiles .......................................... 7,387,651 — — 7,387,651
Banks ............................................... 36,041,689 — — 36,041,689
Broadline Retail ........................................ 7,553,312 — — 7,553,312
Building Products ....................................... 5,217,762 — — 5,217,762
Capital Markets ........................................ 3,579,514 2,610,794 — 6,190,308
Chemicals ............................................ 3,961,043 — — 3,961,043
Communications Equipment ................................ 4,494,346 — — 4,494,346
Consumer Staples Distribution & Retail ........................ 5,743,100 — — 5,743,100
Containers & Packaging .................................. 6,245,173 — — 6,245,173
Diversified Telecommunication Services ........................ 6,780,275 — — 6,780,275
Electric Utilities ........................................ 4,640,015 — — 4,640,015
Electrical Equipment ..................................... 4,172,452 — — 4,172,452
Electronic Equipment, Instruments & Components ................. 4,929,147 — — 4,929,147
Financial Services ...................................... 12,807,041 — — 12,807,041
Food Products ......................................... 10,601,653 — — 10,601,653
Ground Transportation ................................... 1,814,963 — — 1,814,963
Health Care Equipment & Supplies ........................... 15,688,521 — — 15,688,521
Health Care Providers & Services ............................ 24,403,045 — — 24,403,045
Household Durables ..................................... 4,432,758 — — 4,432,758
Insurance ............................................ 18,412,641 — — 18,412,641
IT Services ........................................... 3,009,874 — — 3,009,874
Life Sciences Tools & Services .............................. 2,186,185 — — 2,186,185
Machinery ............................................ 5,012,179 — — 5,012,179
Media ............................................... 7,428,231 6,795,677 — 14,223,908
Multi-Utilities .......................................... 5,596,287 — — 5,596,287
Oil, Gas & Consumable Fuels ............................... 18,594,956 7,113,685 — 25,708,641
Personal Care Products .................................. 4,776,632 — — 4,776,632
Pharmaceuticals ....................................... 5,247,682 4,078,269 — 9,325,951
Professional Services .................................... 19,019,937 — — 19,019,937
Specialty Retail ........................................ 1,996,817 — — 1,996,817
Technology Hardware, Storage & Peripherals .................... 13,192,810 — — 13,192,810
Textiles, Apparel & Luxury Goods ............................ 9,038,751 — — 9,038,751
Tobacco ............................................. 5,046,530 — — 5,046,530
Wireless Telecommunication Services ......................... 76,620 — — 76,620

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Basic Value V.I. Fund
4
Level 1 Level 2 Level 3 Total
Investment Companies .................................... $ 3,057,356 $ — $ — $ 3,057,356
Short-Term Securities
Money Market Funds ...................................... 18,687,662 — — 18,687,662
$ 327,330,410 $ 20,598,425 $ — $ 347,928,835
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)